Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value Quantitative Information (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value (in Dollars)	5,381	$ 16,171
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%
Weighted average	0.00%
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	32.00%
Weighted average	(32.00%)
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	21.00%
Weighted average	(21.00%)
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value (in Dollars)	354
Valuation technique	Market Comparable
Unobservable input	Discount to reflect realizable value
Collateral Dependent [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%
Weighted average	0.00%
Collateral Dependent [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	34.00%
Weighted average	(34.00%)
Collateral Dependent [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	16.00%
Weighted average	(16.00%)
Collateral Dependent [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value (in Dollars)	4,076
Valuation technique	Market Comparable
Unobservable input	Discount to reflect realizable value